Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	May 07, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Nov. 07, 2023	Oct. 31, 2023	Jul. 25, 2023	Feb. 21, 2023	Nov. 21, 2022	Oct. 31, 2022	Oct. 04, 2022	Feb. 23, 2022	Oct. 31, 2021	Aug. 25, 2021	Oct. 31, 2020	Sep. 18, 2020	Oct. 31, 2019	Apr. 17, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000205376
Account Value [Line Items]
Line Graph and Table Measure Name	Global X S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Covered Call ETF
Account Value	$ 18,951														$ 16,098				$ 15,122			$ 16,938		$ 12,962		$ 14,001		$ 12,917	$ 12,305	$ 10,522	$ 10,182	$ 10,000
C000205375
Account Value [Line Items]
Line Graph and Table Measure Name	Global X NASDAQ 100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Covered Call ETF
Account Value	$ 21,944														18,027				15,552			19,244		15,533		15,500		14,169	13,188	11,079	10,752	10,000
C000210451
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Russell 2000 Covered Call ETF
Account Value	$ 12,232														10,892				11,735			13,363		9,626		10,599	$ 10,000
C000221195
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Nasdaq 100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Covered Call & Growth ETF
Account Value	$ 16,180														12,431				10,238			13,395		10,040	$ 10,000
C000221194
Account Value [Line Items]
Line Graph and Table Measure Name	Global X S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Covered Call & Growth ETF
Account Value	$ 15,995														12,549				11,618			13,297		9,840	10,000
C000228848
Account Value [Line Items]
Line Graph and Table Measure Name	Global X NASDAQ 100<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Risk Managed Income ETF
Account Value	$ 9,731														8,500				8,219			9,931	$ 10,000
C000228854
Account Value [Line Items]
Line Graph and Table Measure Name	Global X S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Risk Managed Income ETF
Account Value	$ 10,095														8,847				8,901			10,160	10,000
C000234113
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Dow 30<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Covered Call ETF
Account Value	$ 11,436														10,044				9,723		$ 10,000
C000238169
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Russell 2000 Covered Call & Growth ETF
Account Value	$ 11,663														9,473				10,314	$ 10,000
C000234110
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Financials Covered Call & Growth ETF
Account Value	$ 12,314														9,460			$ 10,000
C000234111
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Health Care Covered Call & Growth ETF
Account Value	$ 11,284														9,795			10,000
C000234112
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Information Technology Covered Call & Growth ETF
Account Value	$ 15,776														12,327			10,000
C000240938
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Nasdaq 100 ESG Covered Call ETF
Account Value	$ 13,460														10,967		$ 10,000
C000240946
Account Value [Line Items]
Line Graph and Table Measure Name	Global X S&P 500 ESG Covered Call ETF
Account Value	$ 12,129														10,179		10,000
C000243329
Account Value [Line Items]
Line Graph and Table Measure Name	Global X Dow 30<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Covered Call & Growth ETF
Account Value	$ 11,464														9,465	$ 10,000
C000245111
Account Value [Line Items]
Line Graph and Table Measure Name	Global X MSCI Emerging Markets Covered Call ETF
Account Value	$ 11,030	$ 11,038	$ 10,824	$ 10,638	$ 10,447	$ 10,108		$ 10,357	$ 10,309	$ 10,165	$ 9,993	$ 10,332	$ 10,087	$ 10,000
C000249080
Account Value [Line Items]
Line Graph and Table Measure Name	Global X S&P 500 Quality Dividend Covered Call ETF
Account Value	$ 10,668	10,349	10,308	10,049	9,871	9,891	$ 10,000
C000249082
Account Value [Line Items]
Line Graph and Table Measure Name	Global X MLP & Energy Infrastructure Covered Call ETF
Account Value	$ 10,709	10,625	10,528	10,354	10,201	10,062	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 33,950														24,599				22,334			26,155		18,301		16,681		14,591	13,593	10,994	10,520	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 33,950														24,599				22,334			26,155		18,301		16,681		14,591	13,593	10,994	10,520	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 21,534														15,603				14,166			16,590		11,608		10,581	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 18,301														13,260				12,039			14,099		9,865	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 18,301														13,260				12,039			14,099		9,865	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 13,325														9,655				8,766			10,266	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 13,325														9,655				8,766			10,266	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 14,082														10,203				9,264		10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 15,541														11,260				10,223	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 14,878														10,780			10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 14,878														10,780			10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 14,878														10,780			10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 14,639														10,606		10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 14,639														10,606		10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 12,725														9,220	10,000
MSCI Emerging Markets Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Account Value	$ 11,936	12,491	11,709	11,523	11,489	11,053		10,991	10,942	10,677	10,192	10,689	10,287	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 11,072	11,173	10,940	10,681	10,552	10,187	10,000
S&P 500 Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (TR)
Account Value	$ 11,072	11,173	10,940	10,681	10,552	10,187	10,000
Cboe S&P 500 BuyWrite Index^
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 BuyWrite Index^
Account Value	$ 19,733														16,649				15,521			17,239		13,105		14,051		12,768	12,100	10,407	10,126	10,000
NASDAQ -100 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ -100 Index (USD)
Account Value	$ 52,853														37,972				29,794			41,075		28,440		20,606		17,561	15,586	11,836	11,314	10,000
Cboe NASDAQ-100 BuyWrite V2 Index^
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe NASDAQ-100 BuyWrite V2 Index^
Account Value	$ 23,911														19,516				16,727			20,616		16,565		16,312		$ 14,623	$ 13,516	$ 11,247	$ 10,786	$ 10,000
Cboe Russell 2000 BuyWrite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe Russell 2000 BuyWrite Index
Account Value	$ 12,756														11,263				12,100			13,692		9,807		10,690	10,000
Russell 2000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index (USD)
Account Value	$ 15,101														11,263				12,318			15,122		10,028		$ 10,041	$ 10,000
NASDAQ -100 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ -100 Index (USD)
Account Value	$ 18,792														13,501				10,593			14,604		10,112	10,000
Cboe Nasdaq 100 Half BuyWrite V2 Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe Nasdaq 100 Half BuyWrite V2 Index (net)
Account Value	$ 16,571														12,665				10,362			13,485		10,036	10,000
Cboe S&P 500 Half BuyWrite Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 Half BuyWrite Index (net)
Account Value	$ 16,465														12,855				11,816			13,458		$ 9,805	$ 10,000
NASDAQ -100 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ -100 Index (USD)
Account Value	$ 13,282														9,543				7,488			10,323	10,000
NASDAQ-100 Monthly Net Credit Collar 95-100 Index
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ-100 Monthly Net Credit Collar 95-100 Index
Account Value	$ 9,821														8,491				8,196			9,889	10,000
Cboe S&P 500 Risk Managed Income Index
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 Risk Managed Income Index
Account Value	$ 10,291														8,954				8,939			$ 10,182	$ 10,000
DJIA Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	DJIA Index (TR) (USD)
Account Value	$ 13,317														10,335				10,018		10,000
DJIA CBOE BuyWrite v2 Index
Account Value [Line Items]
Line Graph and Table Measure Name	DJIA CBOE BuyWrite v2 Index
Account Value	$ 11,731														10,220				9,802		$ 10,000
Russell 2000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index (USD)
Account Value	$ 12,757														9,515				10,406	10,000
Cboe Russell 2000 Half BuyWrite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe Russell 2000 Half BuyWrite Index
Account Value	$ 11,759														9,509				$ 10,298	$ 10,000
Cboe S&P Financial Select Sector Half BuyWrite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe S&P Financial Select Sector Half BuyWrite Index
Account Value	$ 12,607														9,569			10,000
Financial Select Sector Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Financial Select Sector Index (TR) (USD)
Account Value	$ 11,681														9,309			10,000
Cboe S&P Health Care Select Sector Half BuyWrite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe S&P Health Care Select Sector Half BuyWrite Index
Account Value	$ 11,368														9,774			10,000
Health Care Select Sector Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Health Care Select Sector Index (TR) (USD)
Account Value	$ 10,999														9,409			10,000
Cboe S&P Technology Select Sector Half BuyWrite Index
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe S&P Technology Select Sector Half BuyWrite Index
Account Value	$ 16,039														12,397			10,000
Information Technology Select Sector Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Information Technology Select Sector Index (TR) (USD)
Account Value	$ 16,058														12,684			$ 10,000
NASDAQ -100 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ -100 Index (USD)
Account Value	$ 16,720														12,013		10,000
NASDAQ -100 ESG BuyWrite Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ -100 ESG BuyWrite Index (USD) (TR)
Account Value	$ 13,530														10,953		10,000
Cboe S&P 500 ESG BuyWrite Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 ESG BuyWrite Index (USD) (TR)
Account Value	$ 12,258														10,242		$ 10,000
Cboe DJIA Half BuyWrite Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe DJIA Half BuyWrite Index (TR) (USD)
Account Value	$ 11,484														9,469	10,000
DJIA Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	DJIA Index (TR) (USD)
Account Value	$ 12,082														$ 9,377	$ 10,000
Cboe MSCI Emerging Markets IMI Buywrite Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe MSCI Emerging Markets IMI Buywrite Index (NR) (USD)
Account Value	$ 11,182	11,342	11,024	10,762	10,632	10,185		$ 10,615	$ 10,468	$ 10,371	$ 10,134	$ 10,477	$ 10,193	$ 10,000
Cboe QDIV ATM BuyWrite Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe QDIV ATM BuyWrite Index (TR) (USD)
Account Value	$ 9,956	10,151	10,147	9,891	9,874	9,999	10,000
Cboe MLPX ATM BuyWrite Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Cboe MLPX ATM BuyWrite Index (TR) (USD)
Account Value	$ 10,337	$ 10,352	$ 10,339	$ 10,243	$ 10,102	$ 9,950	$ 10,000